segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018
Income before income taxes
Operating revenues external	$ 3,597	$ 3,453	$ 7,103	$ 6,830
Goods and services purchased	1,466	1,491	2,887	2,899
Employee benefits expense	758	711	1,464	1,411
EBITDA	1,373	1,251	2,752	2,520	$ 5,336	$ 5,104
Depreciation	470	411	940	822
Amortization	163	148	310	287
Operating income	740	692	1,502	1,411
Financing costs	189	150	357	306
INCOME BEFORE INCOME TAXES	$ 551	$ 542	$ 1,145	$ 1,105